Financial instruments and financial risk management - Market risk, Interest rate risk (Details) - Interest rate risk - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Financial instruments and financial risk management
Percentage of reasonably possible increase (decrease) in risk assumption	1.00%
Increase (decrease) in interest expense due to reasonably possible increase (decrease) in designated risk component	$ 563	$ 851